OTHER EXPENSES (Tables)	Mar. 31, 2022
Disclosure Of Other Expenses [Abstract]
Disclosure of other expenses [Table Text Block]
	Year	Year
	Ended	Ended
	March 31,	March 31,
	2022	2021
	$	$

Insurance	162,640	38,913
Meals and entertainment	61,815	13,618
Office expenses	110,114	49,870
Other expenses	183,461	69,161
Travel	143,874	64,844
	661,904	236,406